Shareholders' equity - Restricted Share Unit Plan Transactions (Details) - Restricted share units	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Balance, January 1 (in units)	939,676	951,471
Granted (in units)	370,369	444,075
Redeemed (in units)	(290,098)	(455,870)
Forfeited (in units)	(23,292)	0
Balance, December 31 (in units)	996,655	939,676